The following table presents changes in Level 3 liabilities measured at fair value for the three months ended April 30, 2022 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning	$ 1,263,442	$ 213,741	$ 2,611,125
Changes due to issuance of new convertible notes	394,203	1,933,343	264,487
Reduction of derivative due to extinguishment or repayment	(3,589)	(556,661)	(3,470,300)
Mark to market change in derivatives	337,737	(235,703)	828,614
Balance at ending	$ 1,991,793	$ 1,263,442	$ 213,741